Property,Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Parenthetical) (Detail) - Oxiteno Andina [member] R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in property, plant and equipment	R$ 680
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in property, plant and equipment	R$ 1,334